Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated depreciation on property plant and equipment	$ 645,114	$ 622,714	$ 530,116
Finite lived intangible asset accumulated depreciation	$ 47,691	$ 46,559	$ 42,044
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.001
Common stock shares authorized	250,000,000	250,000,000	240,000,000
Common stock shares issued	19,361,068	23,090,585	896,580
Common stock shares outstanding	19,361,068	23,090,585	896,580
Series C-1 Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share		$ 0.001	$ 0.001
Temporary equity, shares authorized		0	3,436,863
Temporary equity, shares issued		0	426,732
Temporary equity, shares outstanding		0	426,732
Series C-2 Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share		$ 0.001	$ 0.001
Temporary equity, shares authorized		0	6,011,960
Temporary equity, shares issued		0	5,857,512
Temporary equity, shares outstanding		0	5,857,512
Series B Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share		$ 0.001	$ 0.001
Temporary equity, shares authorized		0	2,893,515
Temporary equity, shares issued		0	2,824,881
Temporary equity, shares outstanding		0	2,824,881
Series A Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share		$ 0.001	$ 0.001
Temporary equity, shares authorized		0	2,010,728
Temporary equity, shares issued		0	2,010,728
Temporary equity, shares outstanding		0	2,010,728
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.001
Preferred stock shares authorized	0	4,243	0
Preferred stock shares issued	0	4,243	0
Preferred stock shares outstanding	0	4,243	0